Derivative Financial Instruments (Details 4) - USD ($) $ in Millions	Apr. 30, 2018	Apr. 30, 2017
Commodity contracts [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gross contract notional amount	$ 658.0	$ 704.9
Foreign currency exchange contracts [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gross contract notional amount	$ 122.1	$ 195.4